Income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income (loss) Before Income Tax Benefit	$ (19,653,589)	$ (12,095,175)	$ (34,371,774)	$ (14,856,915)
Income tax benefit (expense)	$ 11,337	$ 2,010,198	$ 1,589,620	$ 3,192,832	$ 5,291,867	$ 438,104
Effective Tax Rate	0.10%	16.60%	4.60%	21.50%
Current:
Federal					0	0
State and local					36,779	4,902
Total current					36,779	4,902
Deferred:
Federal					(5,402,585)	(367,816)
State and local					73,939	(75,190)
Total deferred					(5,328,646)	(443,006)
Total income tax expense (benefit)					$ (5,291,867)	$ (438,104)